DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	As at December 31,
	2023	2022
Current:
Lease liabilities (d)	11,040	7,613
Gibraltar equipment loans (e)	11,105	8,489
Florence project facility (f)	5,513	-
Lease related obligations (g)	-	2,307
	27,658	18,409
Long-term:
Senior secured notes (a)	529,880	541,760
Revolving credit facility (b)	26,494	-
Lease liabilities (d)	6,929	7,408
Gibraltar equipment loans (e)	26,887	24,550
Florence project facility (f)	26,851	-
Lease related obligations (g)	-	3,009
	617,041	576,727
Deferred financing fees	(6,808)	(8,567)
Total debt	637,891	586,569

Disclosure of continuity of total debt [Table Text Block]
	2023	2022
Total debt as at January 1	586,569	531,749
Revolving credit facility advance	26,494	-
Lease additions	12,267	12,382
Equipment loans net proceeds	45,302	31,770
Lease liabilities and equipment loans repayments	(31,953)	(26,443)
Lease and equipment loans from Cariboo acquisition (Note 4)	9,144	-
Unrealized foreign exchange (gain) loss	(12,533)	34,490
Amortization of deferred financing charges	2,791	2,621
Deferred financing charges	(190)	-
Total debt as at December 31	637,891	586,569